UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2026 to March 31, 2026.

Date of Report (Date of earliest event reported): May 11, 2026

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001988272

ALTO 6 Securitization Depositor, LLC

Attn: Matthew McManus
(212) 593-6020

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☑

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001988272

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable):____________

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), ALTO 6 Securitization Depositor, LLC, has indicated by check mark that there is no activity to report for the quarterly reporting period ending March 31, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ALTO 6 SECURITIZATION DEPOSITOR, LLC
(Securitizer)

By:	/s/ Matthew McManus
Name:	Matthew McManus

Title:	Vice President
Date:	May 11, 2026